Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE F — Accrued Liabilities

Accrued Liabilities as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Accrued Incentive Compensation	$337	$1,451
Other Accrued Liabilities	1,931	941
Total Accrued Liabilities	$2,268	$2,392